Long-Term Debt	12 Months Ended
Dec. 31, 2020
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt:

The amount of long-term debt (including related party debt discussed under Note 3) shown in the accompanying consolidated balance sheet of December 31, 2020, is analyzed as follows:

		Year Ended
Loan facilities	Borrowers- Issuers	December 31, 2019	December 31, 2020
$11.0 Million Alpha Bank Facility (a)	Spetses- Pikachu	$11,000,000	$9,400,000
$4.5 Million Chailease Financial Services Facility (b)	Bistro	—	4,050,000
Total long-term debt		$11,000,000	$13,450,000
Less: Deferred financing costs		(242,940)	(264,134)
Total long-term debt, net of deferred finance costs		$10,757,060	13,185,866

Presented:
Current portion of long-term debt		$1,600,000	$2,200,000
Less: Current portion of deferred finance costs		(77,105)	(97,963)
Current portion of long-term debt, net of deferred finance costs		$1,522,895	$2,102,037

Non-Current portion of long-term debt		9,400,000	11,250,000
Less: Non-Current portion of deferred finance costs		(165,835)	(166,171)
Non-Current portion of long-term debt, net of deferred finance costs		$9,234,165	$11,083,829

Debt instruments from related party
$5.0 Million Term Loan Facility (Note 3(c))	Castor	5,000,000	5,000,000
Total long-term debt from related party		$5,000,000	$5,000,000

a.	$11.0 Million Alpha Bank Facility:

On November 22, 2019, the Company, through two of its wholly-owned subsidiaries owning the Magic P and the Magic Moon (the “Borrowers”), entered into a $11.0 million senior secured term loan facility with Alpha Bank A.E., or the $11.0 Million Alpha Bank Facility. The facility was drawn down on December 2, 2019. The $11.0 Million Alpha Bank Facility has a term of five years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in twenty (20) equal quarterly instalments of $400,000 each, plus a balloon instalment payable at maturity, on December 2, 2024. The facility is secured by, including but not limited to, a first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the Borrowers, an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and is guaranteed by the Company. The $11.0 Million Alpha Bank Financing net proceeds were partly used by the Company in order to repay the $7.5 Million Bridge Loan on December 6, 2019, whereas, the remainder of the proceeds was used for general corporate purposes including financing vessel acquisitions.

The $11.0 Million Alpha Bank Facility contains certain customary minimum liquidity restrictions and financial covenants that require the Borrowers to:

•	maintain minimum free liquidity of at least $250,000 per collateralized vessel (“the Minimum Liquidity Deposit”); and

•
meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the Minimum Liquidity Deposit to the aggregate principal amounts due under the $11.0 Million Alpha Bank Facility;

b.	$4.5 Million Chailease Financial Services Facility:

On January 23, 2020, pursuant to the terms of a credit agreement, the Company, through one of its wholly-owned subsidiaries owning the Magic Sun, entered into a $4.5 million senior secured term loan facility with Chailease International Financial Services Co., Ltd., or the Chailease Financial Services Facility. The loan was drawn down on January 31, 2020, is repayable in twenty (20) equal quarterly installments of $150,000 each, plus a balloon installment payable at maturity and bears interest at a margin over LIBOR per annum. The facility contains a standard security package including a first preferred mortgage on the vessel, pledge of bank account, charter assignment, shares pledge and a general assignment over the vessel’s earnings, insurances and any requisition compensation in relation to the vessel owned by the borrower, and is guaranteed by the Company and Pavimar. Pursuant to the terms of the Chailease Financial Services Facility, the Company is also subject to certain minimum liquidity restrictions requiring the borrower to maintain a $400,000 credit balance with the lender (the “Cash Collateral”) as well as certain customary, for this type of facilities, negative covenants. The Company shall, from the first anniversary of the drawdown date, be entitled to withdraw up to $200,000 in aggregate from this balance provided no default has occurred. As a result of the above, the $200,000 of the Cash Collateral was classified in Prepaid expenses and other assets, current in the accompanying consolidated balance sheet with the balance having been classified in Prepaid expenses and other assets, non-current.

The credit agreement governing the Chailease Financial Services Facility also requires maintenance of a maximum value to loan ratio being the aggregate principal amount of (i) fair market value of the collateral vessel and (ii) the value of any additional security (including the Cash Collateral), to the aggregate principal amount of the loan.

c.	$5.0 Million Convertible Debentures:

On January 27, 2020, the Company entered into a securities purchase agreement with an institutional investor, YAII PN, LTD, or the Investor, pursuant to which, on January 27, 2020, February 10, 2020 and February 19, 2020, the Company issued and sold to the Investor three unsecured convertible debentures that were convertible into shares of the Company’s common stock, in original principal amounts of $2.0 million, $1.5 million and $1.5 million each, respectively (individually, a “Convertible Debenture” and collectively, the “$5.0 Million Convertible Debentures”). The $5.0 Million Convertible Debentures originally matured 12 months from their issuance dates, bore fixed interest at 6% per annum, and were convertible at the Investor’s option, at any time after issuance, into common shares of the Company at the lower of (i) a price of $2.25 per common share or (ii) 90% of the lowest daily volume weighted average price of the common stock during the 10 trading days prior to the conversion date. As of June 8, 2020, the Investor had converted the full principal amount and interest owed with respect to the $5.0 Convertible Debentures aggregating to an amount of $5,057,773 and the Company issued 8,042,078 common shares in settlement thereof.

The Company accounted for the issuance of the convertible debentures in accordance with the BCF guidance in ASC 470-20 and accordingly recognized the BCFs, amounting to $532,437, separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of these features to additional paid-in capital. The intrinsic value of each BCF was calculated at the commitment date as the difference between the conversion price and the fair value of the common stock, multiplied by the number of shares into which the security was convertible. Following the conversions by the Investor of the amounts owed under the $5.0 Million Convertible Debentures, the Company, as of December 31, 2020, recognized all unamortized discounts at the conversion dates as interest expense which are included in Interest and Finance Costs in the accompanying consolidated statements of comprehensive income/(loss).

As of December 31, 2020, the Company was in compliance with all financial covenants prescribed in its debt agreements.

Restricted cash as of December 31, 2019 and 2020, includes $500,000 of non-legally restricted cash as per the $11.0 Million Alpha Bank Facility minimum liquidity requirements, or $250,000 per collateralized vessel.

The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2020 (including related party debt discussed under Note 3), required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2021	$7,200,000
2022	2,200,000
2023	2,200,000
2024	5,200,000
2025	1,650,000
Total long-term debt (including related party debt)	$18,450,000

The weighted average interest rate on the Company’s long-term debt for the years ended December 31, 2019 and 2020 was 5.8% and 5.0% respectively.

Total interest incurred on long-term debt for the years ended December 31, 2019 and 2020, amounted to $210,085 and $1,030,925 respectively, and is included in Interest and finance costs (Note 14) in the accompanying consolidated statements of comprehensive income/(loss).